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VIA EDGAR

February 12, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Victory Portfolios – Registration Statement on Form N-14

Ladies and Gentlemen:

Our client, Victory Portfolios (the "Registrant"), is today filing via EDGAR a Registration Statement on Form N-14 (the "Registration Statement") to register shares to be issued in a proposed reorganization of the THB Asset Management MicroCap Fund, a series of The Advisors' Inner Circle Fund (the "THB Fund"), into the Victory THB US Small Opportunities Fund, a series of the Registrant (the "Victory Fund").

The Registrant has undertaken to file the required tax opinion in a post-effective amendment to the Registration Statement within a reasonable time after the closing of the reorganization.

After the reorganization, Victory Capital Management Inc. ("Victory Capital") intends to employ the THB Fund's current investment management team to manage the Victory Fund in accordance with an identical investment objective and substantially similar principal investment strategy, and subject to the substantially similar principal risks as the THB Fund. Accordingly, the disclosures relating to the investment strategy and risks of the Victory Fund are substantially similar to those contained in the currently effective registration statement of the THB Fund, which was filed as Post-Effective Amendment No. 323 on February 28, 2020 (Accession No.: 0001398344-20-004791).

No filing fee is due, in accordance with Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant is filing this Registration Statement in accordance with Rule 488 under the Securities Act of 1933, as amended.

If you have any questions concerning the filing, please call me at 212-839-8600.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Very truly yours,

/s/ Jay G. Baris

cc:

Leigh A. Wilson, Chair of the Board

Christopher K. Dyer, Victory Capital Management Inc. Erin G. Wagner, Victory Capital Management Inc. Michael D. Policarpo, II, Victory Capital Management Inc. Scott A. Stahorsky, Victory Capital Management Inc. Colin Kinney, Victory Capital Management Inc.

Allan Shaer, Citi Fund Services Ohio, Inc. Nathan J. Greene, Sidley Austin LLP Matthew J. Kutner, Sidley Austin LLP